Note 22 - Leases - Future Minimum Lease Payments (Finance Leases) (IAS 17) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Future minimum lease payments:
Not later than one year IAS17		€ 19
Later than one year and not later than five years IAS 17		34
Later than five years IAS 17		65
Total future minimum lease payments		118
Less: Future interest charges		91
Present value of finance lease commitments		27
Future minimum lease payments to be received		5
Contingent rent recognized in the income statement		€ 0	[1]

[1]	The contingent rent is based on market interest rates, such as three months EURIBOR; below a certain rate the Group receives a rebate.